Shareholders’ Equity	12 Months Ended
Dec. 31, 2018
Shareholders Equity [Abstract]
Shareholders’ Equity

10.	Shareholders’ equity

The Company is authorized to issue an unlimited number of preferred shares and common shares with no par value. No preferred shares have been issued or were outstanding at December 31, 2018 or December 31, 2017.

The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, in order to support the acquisition, exploration and development of mineral properties. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business.

The properties in which the Company currently has an interest are in the exploration stage; as such the Company is dependent on external financing to fund its activities. In order to carry out the planned exploration and pay for administrative costs, the Company will spend its existing working capital and raise additional amounts as needed. The Company will continue to assess new properties and seek to acquire an interest in additional properties that would be accretive and meaningful to the Company. The Company is not subject to externally imposed capital requirements.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. There were no changes in the Company’s approach to capital management during 2018. The Company considers its capital to be share capital, stock-based compensation, contributed surplus and deficit.

a)	Equity financings

In December 2018, the Company closed a non-brokered private placement flow-through financing and issued 250,000 common shares at $20.50 per share for gross proceeds of $5.1 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2018. As at December 31, 2018, the Company has a commitment of $5.1 million related to this financing. At the time of issuance of the flow-through shares, and as at December 31, 2018, a $0.8 million premium was recognized as a liability on the consolidated statements of financial position.

In November 2018, the Company closed a non-brokered private placement of one million common shares, at a price of $14.00 per share, for gross proceeds of $14.0 million. As part of the private placement agreement, the Company also granted an option to increase the size of the private placement by an additional 250,000 common shares exercisable until December 24, 2018. The 250,000 options were fully exercised on December 14, 2018 at a price of $14.00 per share, for gross proceeds of $3.5 million.

In May 2018, the Company closed a flow-through financing and issued 1,150,000 common shares at $17.16 per share for gross proceeds of $19.7 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2018. At the time of issuance of the flow-through shares, a $4.1 million premium was recognized as a liability on the consolidated statements of financial position with the balance recorded as share capital. Since the closing of the financing and to the end of 2018, based on qualifying expenditures incurred, the full $4.1 million premium was recognized through other income on the consolidated statements of operations and comprehensive loss.

In December 2017, the Company issued 200,000 flow-through common shares at a price of $16.72 per share for aggregate gross proceeds of $3.3 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2017. At the time of issuance of the flow-through shares, a $0.6 million premium was recognized as a liability on the consolidated statements of financial position with the balance recorded as share capital. Since the closing of the financing and to the end of 2018, based on qualifying expenditures incurred, the full $0.6 million premium was recognized through other income on the consolidated statements of operations and comprehensive loss.

In April 2017, the Company completed two equity financings. For the first financing, the Company issued 1,100,000 common shares at a price of $14.30 per share for aggregate gross proceeds of $15.7 million. For the second financing, the Company issued 1,100,000 flow-through common shares at a price of $20.00 per share for aggregate gross proceeds of $22.0 million. Share issuance costs of $2.7 million were incurred in relation to the two offerings and have been included in equity. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2017. At the time of issuance of the flow-through shares, a $7.0 million premium was recognized as a liability on the consolidated statements of financial position with the balance recorded as share capital. At each reporting period, as qualifying expenditures are incurred, the liability is being reduced on a proportionate basis and income is being recognized on the consolidated statements of operations and comprehensive loss. Since the closing of the financing and to the end of 2018, based on qualifying expenditures incurred, the full $7.0 million premium was recognized through other income on the consolidated statements of operations and comprehensive loss. Of the $7.0 million, $1.6 million was recognized during the year ended December 31, 2018 (December 31, 2017 - $5.4 million).

b)	Acquisitions – shares, warrants and options issuances

In June 2017, the Company acquired all of the issued and outstanding shares of Snowstorm Exploration LLC. in exchange for the issuance of 700,000 common shares and 500,000 common share purchase warrants exercisable for four years at $15.65 per share. In addition, Seabridge has agreed to pay the vendor (i) a conditional cash payment of US$2.5 million if exploration activities at Snowstorm result in defining a minimum of five million ounces of gold resources compliant with National Instrument 43-101; and (ii) a further cash payment of US$5.0 million on the delineation of an additional five million ounces of gold resources. The fair value of the common share purchase warrants was estimated on the date of acquisition using a Black Scholes option pricing model with the following assumptions: dividend yield 0%; expected volatility 62%, risk-free rate of return 0.87%; and expected life of four years.

c)	Stock options and Restricted share units

The Company provides compensation to directors and employees in the form of stock options and a Restricted Share Units (“RSU”s).

Pursuant to the Share Option Plan, the Board of Directors has the authority to grant options, and to establish the exercise price and life of the option at the time each option is granted, at a price not less than the closing price of the common shares on the Toronto Stock Exchange on the date of the grant of such option and for a period not exceeding five years. All exercised options are settled in equity.

Pursuant to the Company’s RSU Plan, the Board of Directors has the authority to grant RSUs, and to establish terms of the RSUs including the vesting criteria and the life of the RSU. The life of the RSU is not to exceed two years.

Stock option and RSU transactions were as follows:

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2018	3,618,509	11.34	15,758	127,750	791	16,549
Granted	618,000	15.58	372	68,000	183	555
Exercised option or vested RSU	(777,704)	12.00	(3,377)	(127,750)	(1,510)	(4,887)
Amortized value of stock-based compensation	-	-	3,904	-	719	4,623
Outstanding at December 31, 2018	3,458,805	11.95	16,657	68,000	183	16,840

Exercisable at December 31, 2018	1,208,306

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2017	3,701,595	11.76	14,653	125,500	98	14,751
Granted	605,000	13.14	-	65,000	136	136
Exercised option or vested RSU	(190,984)	11.87	(752)	(62,750)	(656)	(1,408)
Expired	(497,102)	16.47	(4,312)	-	-	(4,312)
Amortized value of stock-based compensation	-	-	6,169	-	1,213	7,382
Outstanding at December 31, 2017	3,618,509	11.34	15,758	127,750	791	16,549

Exercisable at December 31, 2017	1,721,287

The outstanding share options at December 31, 2018 expire at various dates between March 2019 and December 2022. A summary of options outstanding, their remaining life and exercise prices as at December 31, 2018 is as follows:

	Options Outstanding		Options Exercisable
Exercise	Number	Remaining	Number
price	outstanding	contractual life	Exercisable
$10.36	350,000	3 months	350,000
$9.72	50,000	6 months	50,000
$9.00	425,000	1 year 6 months	-
$11.13	325,000	2 years	325,000
$13.52	100,000	2 years 3 months	100,000
$17.16	50,000	2 years 5 months	-
$17.14	50,000	2 years 8 months	50,000
$10.45	859,165	3 years	204,999
$13.14	605,000	4 years	101,667
$16.94	50,000	4 years 10 months	-
$15.46	568,000	5 years	-
$6.30	26,640	3 months to 2 years 2 months	26,640
	3,458,805		1,208,306

During the year ended December 31, 2018, 777,704 options were exercised for proceeds of $9.3 million and 127,750 RSUs vested. In total, 905,454 common shares were issued.

In October 2018, 50,000 five-year options with an exercise price of $16.94, to purchase common shares of the Company, with a fair value, at the date of the grant, of $0.4 million, were granted to a new member of the Board of Directors. Vesting of these options is subject to the Company entering into a major transaction on one of the Company’s two core exploration properties or other transformative transaction. The fair value of these options is being amortized over the service life of the options.

In December 2018, 568,000 five-year options with an exercise price of $15.46, to purchase common shares of the Company, with a fair value, at the date of the grant, of $4.3 million, were granted. Of these, 408,000 options were granted to board members that are subject to shareholder approval. At the end of the second quarter of 2019, and if approved by shareholders, the fair value will be re-estimated. 150,000 options were granted to members of senior management. Vesting of the options to the board members and senior management is subject to the Company entering into a major transaction on one of the Company’s two core assets or other transformative transaction. The remaining 10,000 options were granted to a member of management and vest over a three-year period. The fair value of these options is being amortized over the service life of the options.

In December 2017, 605,000 five-year options with an exercise price of $13.14, to purchase common shares of the Company, with a fair value, at the date of the grant, of $4.1 million, were granted to members of the Board of Directors and management. Of these, 300,000 options were granted to board members that were subject to shareholder approval. At the end of the second quarter of 2018, and upon the approval of shareholders the fair value was re-estimated. Vesting of these options is subject to the Company entering into a major transaction on one of the Company’s two core assets or other transformative transaction. The remaining 305,000 options were granted to members of management and vest over a three-year period. The fair value of these options is being amortized over the service life of the options.

The fair value of the options granted is estimated on the dates of grant using a Black Scholes option-pricing model with the following assumptions:

	2018	2017
Dividend yield	Nil	Nil
Expected volatility	55 - 57%	59-62%
Risk-free rate of return	1.93 -2.38%	1.2-1.7%
Expected life of options	4.5 - 5 year	4.5 - 5 years

In 2018, the Board granted 68,000 RSUs to members of management. The fair value of the grants, of $1.1 million, was estimated as at the grant date and is being amortized over the expected service period of the grants. The expected service period of three and a half months from the date of the grant is dependent on certain corporate objectives being met. In 2018, 127,750 RSUs vested and were exchanged for common shares of the Company.

Subsequent to December 31, 2018, 320,475 options were exercised for proceeds of $3.3 million.

d)	Basic and diluted net loss per common share

For the years ended December 31, 2018 and 2017, basic and diluted net loss per common share are computed by dividing the net loss for the period by the weighted average number of common shares outstanding for the year. The potential effect of stock options, RSUs and warrants has been excluded from the calculation of diluted loss per common share as the effect would be anti-dilutive. At December 31, 2018 there was a total of 3,458,805 stock options and 68,000 RSUs outstanding (December 31, 2017 – 3,618,509 and 127,750 respectively).